Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (1,087,414)	$ (1,438,755)	$ (4,163,008)	$ (2,378,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	56,498	57,344	230,630	226,027
Restricted stock issued to employee		10,000
Restricted stock issued to vendors	32,888
Common stock issued for amended license agreement				400,000
Issuance of common stock to employee			10,000	20,500
Common stock issued in exchange for services			21,000	26,184
Warrants replaced in exchange for renegotiated agreement			429,902
Stock-based compensation	79,492	117,614	462,170	715,805
Capitalized patent write-off				88,727
Change in operating assets and liabilities:
Grants receivable	(317,544)	38,068	23,165	(241,686)
Taxes receivable		574,157	574,157	(322,293)
Prepaid expenses	(30,085)	51,726	55,069	(8,268)
Accounts payable	527,238	(72,999)	(179,053)	(370,620)
Accrued compensation	(5,432)	(12,690)	(99,565)	(107,520)
Total adjustments	343,055	763,220	1,527,475	426,856
Net cash used in operating activities	(744,359)	(675,535)	(2,635,533)	(1,951,738)
Investing activities:
Acquisition of intangible assets				(151,086)
Purchase of office equipment			(4,755)	(1,578)
Net cash used in investing activities			(4,755)	(152,664)
Financing activities:
Net proceeds from sale of common stock
Settlement of broker fees associated with 2010 financing				40,743
Proceeds from sale of common stock pursuant to equity line				355,000
Proceeds from exercise of options and warrants				253,613
Net cash provided by financing activities				649,356
Net decrease in cash and cash equivalents	(744,359)	(675,535)	(2,640,288)	(1,455,046)
Cash and cash equivalents at beginning of period	3,356,380	5,996,668	5,996,668	7,451,714
Cash and cash equivalents at end of period	2,612,021	5,321,133	3,356,380	5,996,668
Supplemental information:
Cash paid for state income taxes			$ 2,730	$ 2,750